Income taxes	6 Months Ended
Dec. 31, 2023
Income taxes
Income taxes

10 Income taxes

(a) Taxation recognized in consolidated profit or loss:

				For the six
				months ended
	For the year ended June 30,			December 31,
	2021	2022	2023	2023
	RMB’000	RMB’000	RMB’000	RMB’000
Amounts recognized in consolidated profit or loss
Current tax
Provision for the year/period	200,170	252,989	557,630	339,409
Deferred tax
Origination and reversal of temporary differences (Note 10(c))	13,085	14,081	(5,845)	57,256
Tax expense	213,255	267,070	551,785	396,665

1)	Cayman Islands and the BVI

Pursuant to the rules and regulations of the Cayman Islands and the BVI, the Group is not subject to any income tax in the Cayman Islands and the BVI.

2)	Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the Company’s Hong Kong subsidiaries are subject to Hong Kong Profits Tax at the rate of 16.5% on their taxable income generated from the operations in Hong Kong. A two-tiered profits tax rates regime was introduced in 2018 where the first HKD2 million of assessable profits earned by a company will be taxed at half of the current tax rate (8.25%) whilst the remaining profits will continue to be taxed at 16.5%. There is an anti-fragmentation measure where each group will have to nominate only one company in the Group to benefit from the progressive rates.

3)	Mainland China

Under the Corporate Income Tax (“CIT”) Law, the subsidiaries established in mainland China are subject to a unified statutory CIT rate of 25%.

A subsidiary established in Hengqin New Area of Zhuhai, a pilot free trade zone in the PRC, met the criteria for a preferential income tax rate of 15% prior to December 31, 2022.

A subsidiary established in Guangzhou Nansha, a pilot free trade zone in the PRC, met the criteria for a preferential income tax rate of 15%.

A subsidiary established in Guangzhou, the PRC, is qualified as high and new technology enterprise and is entitled to a preferential income tax rate of 15% for three years ending December 31, 2024.

4)	United States

Under United States Internal Revenue Code, the subsidiaries established in United States are subject to a unified Federal CIT rate of 21% and variable state income and franchise tax depends on which state the subsidiaries has nexus with. Most of subsidiaries in United States are operated in the states of California and Texas, and thus they will be subject to state income tax rate of 8.84% and 0.75%, respectively. Other subsidiaries in United States mainly are subject to state income tax rates ranging from 4.9% to 11.5% depending on the location of the operation.

5)	Indonesia

The subsidiary incorporated in Indonesia is subject to the prevailing statutory tax rate on taxable income. The statutory tax rate was 25% for fiscal year ended December 31, 2020 and 22% from fiscal year ended December 31, 2021 and onwards.

6)	India

Under the Income Tax Act 1961 enacted in India, the subsidiary incorporated in India is subject to a profit tax rate of 26% for fiscal year ended March 31, 2022 and 29.12% from fiscal year ended March 31, 2023 and onwards.

7)	Canada

Under the Canadian federal and provincial tax rules, the subsidiaries incorporated in Canada are subject to the combined Canadian federal and provincial statutory income tax rates ranging from 23% to 31% depending on the location of the operation.

8)	Singapore

Under the Income Tax Act enacted in Singapore, the subsidiaries incorporated in Singapore are subject to a tax rate of 17% on its chargeable income.

9)	Vietnam

Under the Law on Corporate Income Tax enacted in Vietnam, the subsidiary incorporated in Vietnam is subject to a tax rate of 20% on its assessable income.

(b) Reconciliation between tax expense and accounting profit at applicable tax rates:

				For the six
				months ended
	For the year ended June 30,			December 31,
	2021	2022	2023	2023
	RMB’000	RMB’000	RMB’000	RMB’000
(Loss)/profit before taxation	(1,216,192)	906,813	2,333,614	1,652,742
Notional tax on (loss)/profit before taxation, calculated at the rates applicable to profits in the jurisdictions concerned	118,766	214,704	566,955	394,856
Tax effect of share-based compensation expenses (Note 7(i))	70,330	20,254	15,435	11,401
Tax effect of other non-deductible expenses	10,433	10,935	13,666	7,310
Effect of preferential tax treatments on assessable profits of certain subsidiaries (Note 10(a)(3))	(34,218)	(18,001)	(42,739)	(10,756)
Tax effect of additional deduction on research and development costs	—	—	(4,217)	(3,476)
Tax effect of exempted and non-taxable income	(6,245)	(4,044)	(7,421)	(12,481)
Withholding tax on income of non-PRC resident entities derived from mainland China	—	—	—	4,095
Effect of unused tax losses not recognized/(being utilized)	72,969	44,888	22,956	(8,002)
Effect of deductible temporary differences (being utilized)/not recognized	(18,780)	(1,666)	(12,850)	13,718
Actual tax expenses	213,255	267,070	551,785	396,665

(c) Movement in deferred tax assets

The components of deferred tax assets recognized in the consolidated statement of financial position and the movements during the reporting periods presented are as follows:

				Loss from
				waiver of
				intercompany
				receivables
	Unused	Intra-group		of
	tax	unrealized	Credit loss and	discontinued	Right-of-use	Lease
	losses	profits	impairment	operations	assets	Liabilities	Others	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Deferred tax assets arising from:
At July 1, 2021	34,253	14,696	50,347	61,548	(151,106)	155,949	2,865	168,552
Charged to profit or loss	(2,536)	(3,556)	(8,673)	—	33,926	(28,651)	(4,591)	(14,081)
Exchange rate difference	(21)	(43)	(101)	—	(138)	123	42	(138)
At June 30, 2022	31,696	11,097	41,573	61,548	(117,318)	127,421	(1,684)	154,333
Charged to profit or loss	(8,499)	11,944	(3,519)	(675)	9,543	(11,976)	9,027	5,845
Exchange rate difference	239	111	628	—	(162)	175	448	1,439
At June 30, 2023	23,436	23,152	38,682	60,873	(107,937)	115,620	7,791	161,617
Charged to profit or loss	(392)	4,781	(7,574)	(54,048)	8,770	(6,563)	(2,230)	(57,256)
Exchange rate difference	(31)	(113)	73	—	363	(370)	(153)	(231)
At December 31, 2023	23,013	27,820	31,181	6,825	(98,804)	108,687	5,408	104,130

The Group only recognizes deferred income tax assets for cumulative tax losses if it is probable that future taxable amounts will be available to utilize those tax losses.

(d) Unrecognized deferred tax assets

Deferred tax assets have not been recognized in respect of the following items, because it is not probable that future taxable profit against which the losses can be utilized will be available in the relevant tax jurisdiction.

			As at
	As at June 30,		December 31,
	2022	2023	2023
	RMB’000	RMB’000	RMB’000
Deductible temporary differences	107,964	49,375	54,416
Cumulative tax losses	630,807	751,256	774,584
Total	738,771	800,631	829,000

(e) Tax losses carried forward

Tax losses for which no deferred tax asset was recognized will expire as follows:

	As at		As at		As at
	June 30,		June 30,		December 31,
	2022	Expiry date	2023	Expiry date	2023	Expiry date
	RMB’000		RMB’000		RMB’000
Expire	278,215	2023-2043	361,627	2024-2044	432,759	2024-2044
Never expire	352,592		389,629		341,825

Tax losses for which no deferred tax asset was recognized are related to subsidiaries that were established in recent years, which are not expected to derive sufficient taxable profits in the foreseeable future before unused tax losses expired.

(f) Uncertain tax position

The Group evaluates whether it is probable that tax authority will accept the tax treatment for each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of June 30, 2022 and 2023 and December 31, 2023, the Group did not have any significant unrecognized uncertain tax positions. The Group does not anticipate any significant increase to unrecognized tax benefit within the next 12 months. Interest and penalties related to income tax matters, if any, is included in income tax expense.